Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000143976
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Balanced Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$37	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[1]
AssetsNet	$ 1,721,557,615
Holdings Count | Holding	979
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,721,557,615
Total number of portfolio holdings	979
Portfolio turnover for the reporting period	44%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	23.5%
Financials	7.9%
Communication Services	7.1%
Health Care	6.2%
Industrials	6.2%
Consumer Discretionary	6.0%
Energy	1.6%
Utilities	1.0%
Consumer Staples	0.7%
Real Estate	0.7%
Other	0.6%

Asset Categories

Table Summary
Common Stocks	61.5%
Residential Mortgage-Backed Securities - Agency	11.9%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.8%
Asset-Backed Securities - Non-Agency	4.8%
Money Market Funds	3.9%
Exchange-Traded Equity Funds	2.8%
Commercial Mortgage-Backed Securities - Non-Agency	1.3%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	5.1%
Apple, Inc.	3.8%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.9%
iShares Core MSCI EAFE ETF	2.8%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.5%
Micron Technology, Inc.	1.5%

Material Fund Change [Text Block]
C000143977
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Balanced Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$50	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[2]
AssetsNet	$ 1,721,557,615
Holdings Count | Holding	979
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,721,557,615
Total number of portfolio holdings	979
Portfolio turnover for the reporting period	44%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	23.5%
Financials	7.9%
Communication Services	7.1%
Health Care	6.2%
Industrials	6.2%
Consumer Discretionary	6.0%
Energy	1.6%
Utilities	1.0%
Consumer Staples	0.7%
Real Estate	0.7%
Other	0.6%

Asset Categories

Table Summary
Common Stocks	61.5%
Residential Mortgage-Backed Securities - Agency	11.9%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.8%
Asset-Backed Securities - Non-Agency	4.8%
Money Market Funds	3.9%
Exchange-Traded Equity Funds	2.8%
Commercial Mortgage-Backed Securities - Non-Agency	1.3%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	5.1%
Apple, Inc.	3.8%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.9%
iShares Core MSCI EAFE ETF	2.8%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.5%
Micron Technology, Inc.	1.5%

Material Fund Change [Text Block]
C000055675
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Balanced Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[3]
AssetsNet	$ 1,721,557,615
Holdings Count | Holding	979
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,721,557,615
Total number of portfolio holdings	979
Portfolio turnover for the reporting period	44%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	23.5%
Financials	7.9%
Communication Services	7.1%
Health Care	6.2%
Industrials	6.2%
Consumer Discretionary	6.0%
Energy	1.6%
Utilities	1.0%
Consumer Staples	0.7%
Real Estate	0.7%
Other	0.6%

Asset Categories

Table Summary
Common Stocks	61.5%
Residential Mortgage-Backed Securities - Agency	11.9%
Residential Mortgage-Backed Securities - Non-Agency	8.1%
Corporate Bonds & Notes	7.8%
Asset-Backed Securities - Non-Agency	4.8%
Money Market Funds	3.9%
Exchange-Traded Equity Funds	2.8%
Commercial Mortgage-Backed Securities - Non-Agency	1.3%
Other	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	5.1%
Apple, Inc.	3.8%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.9%
iShares Core MSCI EAFE ETF	2.8%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.5%
Micron Technology, Inc.	1.5%

Material Fund Change [Text Block]
C000125454
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Commodity Strategy Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$40	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[4]
AssetsNet	$ 98,728,705
Holdings Count | Holding	291
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$98,728,705
Total number of portfolio holdings	291
Portfolio turnover for the reporting period	58%

Holdings [Text Block]

Derivative Commodities Exposure

Table Summary
Long
Energy	46.1%
Agriculture	36.9%
Industrial Metals	21.2%
Precious Metals	15.7%
Livestock	10.3%
Short
Industrial Metals	10.8%
Agriculture	10.7%

Asset Categories

Table Summary
Money Market Funds	38.6%
Corporate Bonds & Notes	22.7%
Asset-Backed Securities - Non-Agency	16.8%
Residential Mortgage-Backed Securities - Non-Agency	4.2%
Commercial Mortgage-Backed Securities - Non-Agency	3.9%
Other	1.5%

C000125455
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Commodity Strategy Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$54	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[5]
AssetsNet	$ 98,728,705
Holdings Count | Holding	291
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$98,728,705
Total number of portfolio holdings	291
Portfolio turnover for the reporting period	58%

Holdings [Text Block]

Derivative Commodities Exposure

Table Summary
Long
Energy	46.1%
Agriculture	36.9%
Industrial Metals	21.2%
Precious Metals	15.7%
Livestock	10.3%
Short
Industrial Metals	10.8%
Agriculture	10.7%

Asset Categories

Table Summary
Money Market Funds	38.6%
Corporate Bonds & Notes	22.7%
Asset-Backed Securities - Non-Agency	16.8%
Residential Mortgage-Backed Securities - Non-Agency	4.2%
Commercial Mortgage-Backed Securities - Non-Agency	3.9%
Other	1.5%

C000055692
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Core Equity Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Core Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Variable Portfolio – Core Equity Fund	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[6]
AssetsNet	$ 228,968,369
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$228,968,369
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	11.4%
Communication Services	9.7%
Consumer Discretionary	9.2%
Health Care	8.6%
Industrials	8.3%
Consumer Staples	4.3%
Energy	2.9%
Utilities	2.5%
Materials	1.9%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.1%
Money Market Funds	2.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	7.8%
Alphabet, Inc., Class A	6.8%
Microsoft Corp.	4.0%
Meta Platforms, Inc., Class A	3.0%
Amazon.com, Inc.	2.3%
Micron Technology, Inc.	2.1%
Altria Group, Inc.	2.0%
Arista Networks, Inc.	1.9%
Bristol-Myers Squibb Co.	1.8%

Material Fund Change [Text Block]
C000196698
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Cornerstone Equity Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Cornerstone Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$35	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[7]
AssetsNet	$ 3,309,740,331
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,309,740,331
Total number of portfolio holdings	57
Portfolio turnover for the reporting period	39%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	35.7%
Financials	13.8%
Health Care	11.2%
Industrials	10.4%
Communication Services	8.7%
Consumer Discretionary	8.3%
Consumer Staples	4.3%
Utilities	4.0%
Energy	1.7%
Real Estate	1.4%

Asset Categories

Table Summary
Common Stocks	99.5%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	5.8%
Alphabet, Inc., Class C	5.2%
Micron Technology, Inc.	4.0%
Microsoft Corp.	3.8%
Broadcom, Inc.	3.7%
Amazon.com, Inc.	3.2%
JPMorgan Chase & Co.	3.0%
Lam Research Corp.	2.9%
Palo Alto Networks, Inc.	2.6%

Material Fund Change [Text Block]
C000196699
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Cornerstone Equity Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Cornerstone Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$48	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[8]
AssetsNet	$ 3,309,740,331
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,309,740,331
Total number of portfolio holdings	57
Portfolio turnover for the reporting period	39%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	35.7%
Financials	13.8%
Health Care	11.2%
Industrials	10.4%
Communication Services	8.7%
Consumer Discretionary	8.3%
Consumer Staples	4.3%
Utilities	4.0%
Energy	1.7%
Real Estate	1.4%

Asset Categories

Table Summary
Common Stocks	99.5%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	5.8%
Alphabet, Inc., Class C	5.2%
Micron Technology, Inc.	4.0%
Microsoft Corp.	3.8%
Broadcom, Inc.	3.7%
Amazon.com, Inc.	3.2%
JPMorgan Chase & Co.	3.0%
Lam Research Corp.	2.9%
Palo Alto Networks, Inc.	2.6%

Material Fund Change [Text Block]
C000088757
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Cornerstone Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Cornerstone Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[9]
AssetsNet	$ 2,795,838,924
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,795,838,924
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.9%
Systems Software	10.8%
Technology Hardware, Storage & Peripherals	9.6%
Semiconductor Materials & Equipment	2.1%
Communications Equipment	1.7%
Other	2.1%

Equity Sector Allocation

Table Summary
Information Technology	49.2%
Communication Services	10.9%
Industrials	10.8%
Health Care	9.6%
Consumer Discretionary	9.3%
Financials	5.8%
Consumer Staples	2.3%
Real Estate	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	5.6%
Microsoft Corp.	4.8%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	4.0%
Meta Platforms, Inc., Class A	3.6%
Advanced Micro Devices, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%
Visa, Inc., Class A	2.7%

Material Fund Change [Text Block]
C000088758
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Cornerstone Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Cornerstone Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$49	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[10]
AssetsNet	$ 2,795,838,924
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,795,838,924
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.9%
Systems Software	10.8%
Technology Hardware, Storage & Peripherals	9.6%
Semiconductor Materials & Equipment	2.1%
Communications Equipment	1.7%
Other	2.1%

Equity Sector Allocation

Table Summary
Information Technology	49.2%
Communication Services	10.9%
Industrials	10.8%
Health Care	9.6%
Consumer Discretionary	9.3%
Financials	5.8%
Consumer Staples	2.3%
Real Estate	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	5.6%
Microsoft Corp.	4.8%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	4.0%
Meta Platforms, Inc., Class A	3.6%
Advanced Micro Devices, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%
Visa, Inc., Class A	2.7%

Material Fund Change [Text Block]
C000055677
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Cornerstone Growth Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Cornerstone Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$43	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[11]
AssetsNet	$ 2,795,838,924
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,795,838,924
Total number of portfolio holdings	56
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.9%
Systems Software	10.8%
Technology Hardware, Storage & Peripherals	9.6%
Semiconductor Materials & Equipment	2.1%
Communications Equipment	1.7%
Other	2.1%

Equity Sector Allocation

Table Summary
Information Technology	49.2%
Communication Services	10.9%
Industrials	10.8%
Health Care	9.6%
Consumer Discretionary	9.3%
Financials	5.8%
Consumer Staples	2.3%
Real Estate	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	5.6%
Microsoft Corp.	4.8%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	4.0%
Meta Platforms, Inc., Class A	3.6%
Advanced Micro Devices, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%
Visa, Inc., Class A	2.7%

Material Fund Change [Text Block]
C000088765
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Disciplined Core Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Disciplined Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$35	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[12]
AssetsNet	$ 3,798,442,942
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,798,442,942
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	11.4%
Communication Services	9.7%
Consumer Discretionary	9.2%
Health Care	8.6%
Industrials	8.3%
Consumer Staples	4.3%
Energy	2.9%
Utilities	2.5%
Materials	1.9%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.1%
Money Market Funds	1.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	7.8%
Alphabet, Inc., Class A	6.8%
Microsoft Corp.	4.0%
Meta Platforms, Inc., Class A	3.0%
Amazon.com, Inc.	2.3%
Micron Technology, Inc.	2.1%
Altria Group, Inc.	2.0%
Arista Networks, Inc.	1.9%
Bristol-Myers Squibb Co.	1.8%

Material Fund Change [Text Block]
C000088766
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Disciplined Core Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Disciplined Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$47	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[13]
AssetsNet	$ 3,798,442,942
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,798,442,942
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	11.4%
Communication Services	9.7%
Consumer Discretionary	9.2%
Health Care	8.6%
Industrials	8.3%
Consumer Staples	4.3%
Energy	2.9%
Utilities	2.5%
Materials	1.9%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.1%
Money Market Funds	1.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	7.8%
Alphabet, Inc., Class A	6.8%
Microsoft Corp.	4.0%
Meta Platforms, Inc., Class A	3.0%
Amazon.com, Inc.	2.3%
Micron Technology, Inc.	2.1%
Altria Group, Inc.	2.0%
Arista Networks, Inc.	1.9%
Bristol-Myers Squibb Co.	1.8%

Material Fund Change [Text Block]
C000055681
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Disciplined Core Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Disciplined Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[14]
AssetsNet	$ 3,798,442,942
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,798,442,942
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	26%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	11.4%
Communication Services	9.7%
Consumer Discretionary	9.2%
Health Care	8.6%
Industrials	8.3%
Consumer Staples	4.3%
Energy	2.9%
Utilities	2.5%
Materials	1.9%
Other	1.7%

Asset Categories

Table Summary
Common Stocks	98.1%
Money Market Funds	1.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	7.8%
Alphabet, Inc., Class A	6.8%
Microsoft Corp.	4.0%
Meta Platforms, Inc., Class A	3.0%
Amazon.com, Inc.	2.3%
Micron Technology, Inc.	2.1%
Altria Group, Inc.	2.0%
Arista Networks, Inc.	1.9%
Bristol-Myers Squibb Co.	1.8%

Material Fund Change [Text Block]
C000088785
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Dividend Opportunity Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$35	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[15]
AssetsNet	$ 1,017,490,848
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,017,490,848
Total number of portfolio holdings	91
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.7%
Health Care	13.4%
Information Technology	13.1%
Industrials	10.1%
Consumer Staples	9.2%
Energy	7.3%
Consumer Discretionary	6.2%
Real Estate	4.0%
Utilities	4.0%
Materials	3.2%
Other	3.1%

Asset Categories

Table Summary
Common Stocks	92.3%
Convertible Preferred Stocks	5.8%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cisco Systems, Inc.	3.4%
JPMorgan Chase & Co.	3.1%
Exxon Mobil Corp.	3.1%
Johnson & Johnson	2.9%
Goldman Sachs Group, Inc. (The)	2.5%
AbbVie, Inc.	2.3%
Philip Morris International, Inc.	2.2%
International Business Machines Corp.	2.2%
Merck & Co., Inc.	2.0%
Chevron Corp.	1.9%

Material Fund Change [Text Block]
C000088786
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Dividend Opportunity Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$48	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[16]
AssetsNet	$ 1,017,490,848
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,017,490,848
Total number of portfolio holdings	91
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.7%
Health Care	13.4%
Information Technology	13.1%
Industrials	10.1%
Consumer Staples	9.2%
Energy	7.3%
Consumer Discretionary	6.2%
Real Estate	4.0%
Utilities	4.0%
Materials	3.2%
Other	3.1%

Asset Categories

Table Summary
Common Stocks	92.3%
Convertible Preferred Stocks	5.8%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cisco Systems, Inc.	3.4%
JPMorgan Chase & Co.	3.1%
Exxon Mobil Corp.	3.1%
Johnson & Johnson	2.9%
Goldman Sachs Group, Inc. (The)	2.5%
AbbVie, Inc.	2.3%
Philip Morris International, Inc.	2.2%
International Business Machines Corp.	2.2%
Merck & Co., Inc.	2.0%
Chevron Corp.	1.9%

Material Fund Change [Text Block]
C000055694
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Dividend Opportunity Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$42	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[17]
AssetsNet	$ 1,017,490,848
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,017,490,848
Total number of portfolio holdings	91
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.7%
Health Care	13.4%
Information Technology	13.1%
Industrials	10.1%
Consumer Staples	9.2%
Energy	7.3%
Consumer Discretionary	6.2%
Real Estate	4.0%
Utilities	4.0%
Materials	3.2%
Other	3.1%

Asset Categories

Table Summary
Common Stocks	92.3%
Convertible Preferred Stocks	5.8%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Cisco Systems, Inc.	3.4%
JPMorgan Chase & Co.	3.1%
Exxon Mobil Corp.	3.1%
Johnson & Johnson	2.9%
Goldman Sachs Group, Inc. (The)	2.5%
AbbVie, Inc.	2.3%
Philip Morris International, Inc.	2.2%
International Business Machines Corp.	2.2%
Merck & Co., Inc.	2.0%
Chevron Corp.	1.9%

Material Fund Change [Text Block]
C000112082
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[18]
AssetsNet	$ 396,313,145
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$396,313,145
Total number of portfolio holdings	158
Portfolio turnover for the reporting period	19%

Holdings [Text Block]	Asset Categories
Table Summary
Foreign Government Obligations	85.5%
Corporate Bonds & Notes	7.6%
Money Market Funds	4.7%
Other	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Perusahaan Penerbit SBSN Indonesia III 4.700% 06/06/2032	3.9%
Mexico Government International Bond 3.500% 02/12/2034	3.8%
Argentine Republic Government International Bond 2.750% 07/09/2035	2.5%
Romanian Government International Bond 3.625% 03/27/2032	2.5%
Chile Government International Bond 4.950% 01/05/2036	2.1%
Turkey Government International Bond 5.125% 02/17/2028	2.0%
DP World PLC 6.850% 07/02/2037	1.6%
Saudi Government International Bond 5.625% 01/13/2035	1.5%
Peruvian Government International Bond 5.625% 11/18/2050	1.4%
Paraguay Government International Bond 6.100% 08/11/2044	1.3%

C000112083
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$50	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[19]
AssetsNet	$ 396,313,145
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$396,313,145
Total number of portfolio holdings	158
Portfolio turnover for the reporting period	19%

Holdings [Text Block]	Asset Categories
Table Summary
Foreign Government Obligations	85.5%
Corporate Bonds & Notes	7.6%
Money Market Funds	4.7%
Other	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Perusahaan Penerbit SBSN Indonesia III 4.700% 06/06/2032	3.9%
Mexico Government International Bond 3.500% 02/12/2034	3.8%
Argentine Republic Government International Bond 2.750% 07/09/2035	2.5%
Romanian Government International Bond 3.625% 03/27/2032	2.5%
Chile Government International Bond 4.950% 01/05/2036	2.1%
Turkey Government International Bond 5.125% 02/17/2028	2.0%
DP World PLC 6.850% 07/02/2037	1.6%
Saudi Government International Bond 5.625% 01/13/2035	1.5%
Peruvian Government International Bond 5.625% 11/18/2050	1.4%
Paraguay Government International Bond 6.100% 08/11/2044	1.3%

C000088787
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$64	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.09%	[20]
AssetsNet	$ 552,861,824
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$552,861,824
Total number of portfolio holdings	96
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Geographic Allocation

Table Summary
South Korea	29.1%
Taiwan	28.5%
China	16.6%
India	5.0%
Greece	4.6%
Brazil	3.8%
South Africa	3.4%
Turkey	1.7%
Mexico	1.4%
United Kingdom	1.3%
Other	4.0%

Equity Sector Allocation

Table Summary
Information Technology	52.1%
Financials	13.3%
Industrials	11.9%
Consumer Discretionary	5.3%
Communication Services	4.1%
Materials	3.5%
Real Estate	2.4%
Energy	2.2%
Consumer Staples	1.5%
Utilities	1.5%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.6%
Samsung Electronics Co., Ltd.	10.0%
SK Hynix, Inc.	9.4%
Unimicron Technology Corp.	3.0%
Tencent Holdings Ltd.	2.8%
Samsung Electro-Mechanics Co., Ltd.	2.7%
Alibaba Group Holding Ltd.	2.2%
Capitec Bank Holdings Ltd.	1.9%
Piraeus Bank SA	1.8%
Delta Electronics, Inc.	1.7%

Material Fund Change [Text Block]
C000088788
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$78	1.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.34%	[21]
AssetsNet	$ 552,861,824
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$552,861,824
Total number of portfolio holdings	96
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Geographic Allocation

Table Summary
South Korea	29.1%
Taiwan	28.5%
China	16.6%
India	5.0%
Greece	4.6%
Brazil	3.8%
South Africa	3.4%
Turkey	1.7%
Mexico	1.4%
United Kingdom	1.3%
Other	4.0%

Equity Sector Allocation

Table Summary
Information Technology	52.1%
Financials	13.3%
Industrials	11.9%
Consumer Discretionary	5.3%
Communication Services	4.1%
Materials	3.5%
Real Estate	2.4%
Energy	2.2%
Consumer Staples	1.5%
Utilities	1.5%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.6%
Samsung Electronics Co., Ltd.	10.0%
SK Hynix, Inc.	9.4%
Unimicron Technology Corp.	3.0%
Tencent Holdings Ltd.	2.8%
Samsung Electro-Mechanics Co., Ltd.	2.7%
Alibaba Group Holding Ltd.	2.2%
Capitec Bank Holdings Ltd.	1.9%
Piraeus Bank SA	1.8%
Delta Electronics, Inc.	1.7%

Material Fund Change [Text Block]
C000055695
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$71	1.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.22%	[22]
AssetsNet	$ 552,861,824
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$552,861,824
Total number of portfolio holdings	96
Portfolio turnover for the reporting period	23%

Holdings [Text Block]

Geographic Allocation

Table Summary
South Korea	29.1%
Taiwan	28.5%
China	16.6%
India	5.0%
Greece	4.6%
Brazil	3.8%
South Africa	3.4%
Turkey	1.7%
Mexico	1.4%
United Kingdom	1.3%
Other	4.0%

Equity Sector Allocation

Table Summary
Information Technology	52.1%
Financials	13.3%
Industrials	11.9%
Consumer Discretionary	5.3%
Communication Services	4.1%
Materials	3.5%
Real Estate	2.4%
Energy	2.2%
Consumer Staples	1.5%
Utilities	1.5%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	15.6%
Samsung Electronics Co., Ltd.	10.0%
SK Hynix, Inc.	9.4%
Unimicron Technology Corp.	3.0%
Tencent Holdings Ltd.	2.8%
Samsung Electro-Mechanics Co., Ltd.	2.7%
Alibaba Group Holding Ltd.	2.2%
Capitec Bank Holdings Ltd.	1.9%
Piraeus Bank SA	1.8%
Delta Electronics, Inc.	1.7%

Material Fund Change [Text Block]
C000088773
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Government Money Market Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Government Money Market Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[23]
AssetsNet	$ 543,557,112
Holdings Count | Holding	60
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$543,557,112
Total number of portfolio holdings	60

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Government & Agency Obligations	60.9%
Repurchase Agreements	31.3%
Treasury Bills	4.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Tri-party RBC Dominion Securities, Inc. 3.640% 07/01/2026	22.1%
Tri-party TD Securities LLC 3.640% 07/01/2026	9.2%
Federal Home Loan Banks Discount Notes 3.590% 08/14/2026	9.2%
Federal Home Loan Banks 3.470% 07/01/2026	6.2%
Federal National Mortgage Association 3.755% 08/21/2026	3.7%
Federal Home Loan Banks Discount Notes 3.610% 08/07/2026	3.7%
Federal Agricultural Mortgage Corp. 3.760% 01/06/2027	2.9%
Federal Home Loan Banks Discount Notes 3.070% 07/06/2026	1.8%
Freddie Mac Discount Notes 3.490% 07/20/2026	1.8%
U.S. Treasury Bills 3.510% 07/21/2026	1.8%

C000088774
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Government Money Market Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Government Money Market Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[24]
AssetsNet	$ 543,557,112
Holdings Count | Holding	60
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$543,557,112
Total number of portfolio holdings	60

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Government & Agency Obligations	60.9%
Repurchase Agreements	31.3%
Treasury Bills	4.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Tri-party RBC Dominion Securities, Inc. 3.640% 07/01/2026	22.1%
Tri-party TD Securities LLC 3.640% 07/01/2026	9.2%
Federal Home Loan Banks Discount Notes 3.590% 08/14/2026	9.2%
Federal Home Loan Banks 3.470% 07/01/2026	6.2%
Federal National Mortgage Association 3.755% 08/21/2026	3.7%
Federal Home Loan Banks Discount Notes 3.610% 08/07/2026	3.7%
Federal Agricultural Mortgage Corp. 3.760% 01/06/2027	2.9%
Federal Home Loan Banks Discount Notes 3.070% 07/06/2026	1.8%
Freddie Mac Discount Notes 3.490% 07/20/2026	1.8%
U.S. Treasury Bills 3.510% 07/21/2026	1.8%

C000055686
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Government Money Market Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Government Money Market Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$24	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[25]
AssetsNet	$ 543,557,112
Holdings Count | Holding	60
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$543,557,112
Total number of portfolio holdings	60

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Government & Agency Obligations	60.9%
Repurchase Agreements	31.3%
Treasury Bills	4.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Tri-party RBC Dominion Securities, Inc. 3.640% 07/01/2026	22.1%
Tri-party TD Securities LLC 3.640% 07/01/2026	9.2%
Federal Home Loan Banks Discount Notes 3.590% 08/14/2026	9.2%
Federal Home Loan Banks 3.470% 07/01/2026	6.2%
Federal National Mortgage Association 3.755% 08/21/2026	3.7%
Federal Home Loan Banks Discount Notes 3.610% 08/07/2026	3.7%
Federal Agricultural Mortgage Corp. 3.760% 01/06/2027	2.9%
Federal Home Loan Banks Discount Notes 3.070% 07/06/2026	1.8%
Freddie Mac Discount Notes 3.490% 07/20/2026	1.8%
U.S. Treasury Bills 3.510% 07/21/2026	1.8%

C000088759
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – High Yield Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$32	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[26]
AssetsNet	$ 294,391,936
Holdings Count | Holding	528
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$294,391,936
Total number of portfolio holdings	528
Portfolio turnover for the reporting period	25%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	93.5%
Money Market Funds	2.5%
Exchange-Traded Fixed Income Funds	2.1%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia US High Yield ETF	1.8%
HUB International Ltd. 7.250% 06/15/2030	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.7%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.6%
DISH Network Corp. 11.750% 11/15/2027	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Ardonagh Group Finance Ltd. 8.875% 02/15/2032	0.5%
Herc Holdings, Inc. 7.250% 06/15/2033	0.5%

C000088760
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – High Yield Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[27]
AssetsNet	$ 294,391,936
Holdings Count | Holding	528
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$294,391,936
Total number of portfolio holdings	528
Portfolio turnover for the reporting period	25%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	93.5%
Money Market Funds	2.5%
Exchange-Traded Fixed Income Funds	2.1%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia US High Yield ETF	1.8%
HUB International Ltd. 7.250% 06/15/2030	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.7%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.6%
DISH Network Corp. 11.750% 11/15/2027	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Ardonagh Group Finance Ltd. 8.875% 02/15/2032	0.5%
Herc Holdings, Inc. 7.250% 06/15/2033	0.5%

C000055678
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – High Yield Bond Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$38	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[28]
AssetsNet	$ 294,391,936
Holdings Count | Holding	528
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$294,391,936
Total number of portfolio holdings	528
Portfolio turnover for the reporting period	25%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	93.5%
Money Market Funds	2.5%
Exchange-Traded Fixed Income Funds	2.1%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia US High Yield ETF	1.8%
HUB International Ltd. 7.250% 06/15/2030	0.7%
Cloud Software Group, Inc. 9.000% 09/30/2029	0.7%
Condor Merger Sub, Inc. 7.375% 02/15/2030	0.7%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.6%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.6%
DISH Network Corp. 11.750% 11/15/2027	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Ardonagh Group Finance Ltd. 8.875% 02/15/2032	0.5%
Herc Holdings, Inc. 7.250% 06/15/2033	0.5%

C000088761
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Income Opportunities Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$32	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[29]
AssetsNet	$ 516,224,928
Holdings Count | Holding	515
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$516,224,928
Total number of portfolio holdings	515
Portfolio turnover for the reporting period	23%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	94.8%
Money Market Funds	1.8%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
TransDigm, Inc. 6.625% 03/01/2032	0.7%
CCO Holdings LLC/Capital Corp. 4.500% 08/15/2030	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%
DISH Network Corp. 11.750% 11/15/2027	0.5%

C000088762
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Income Opportunities Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[30]
AssetsNet	$ 516,224,928
Holdings Count | Holding	515
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$516,224,928
Total number of portfolio holdings	515
Portfolio turnover for the reporting period	23%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	94.8%
Money Market Funds	1.8%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
TransDigm, Inc. 6.625% 03/01/2032	0.7%
CCO Holdings LLC/Capital Corp. 4.500% 08/15/2030	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%
DISH Network Corp. 11.750% 11/15/2027	0.5%

C000055679
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Income Opportunities Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$39	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[31]
AssetsNet	$ 516,224,928
Holdings Count | Holding	515
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$516,224,928
Total number of portfolio holdings	515
Portfolio turnover for the reporting period	23%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	94.8%
Money Market Funds	1.8%
Exchange-Traded Fixed Income Funds	1.4%
Other	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
SV RNO Property Owner 1 LLC 5.875% 03/01/2031	0.7%
TransDigm, Inc. 6.625% 03/01/2032	0.7%
CCO Holdings LLC/Capital Corp. 4.500% 08/15/2030	0.6%
HUB International Ltd. 7.250% 06/15/2030	0.6%
APLD ComputeCo 2 LLC 6.750% 03/15/2031	0.6%
PR RNO Property Owner 1 LLC 6.500% 05/01/2031	0.6%
Herc Holdings, Inc. 7.250% 06/15/2033	0.6%
Aretec Escrow Issuer 2, Inc. 10.000% 08/15/2030	0.6%
DISH Network Corp. 11.750% 11/15/2027	0.5%

C000088784
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Intermediate Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$26	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[32]
AssetsNet	$ 2,766,072,680
Holdings Count | Holding	1,133
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,766,072,680
Total number of portfolio holdings	1,133
Portfolio turnover for the reporting period	90%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	35%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	49.1%
Credit Risk	2.2%
Short
Interest Rate Risk	41.7%
Credit Risk	4.0%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	39.0%
Corporate Bonds & Notes	20.4%
Residential Mortgage-Backed Securities - Non-Agency	15.0%
Asset-Backed Securities - Non-Agency	11.9%
Money Market Funds	8.5%
Senior Loans	7.7%
Foreign Government Obligations	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.3%
Other	0.9%

C000088783
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Intermediate Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[33]
AssetsNet	$ 2,766,072,680
Holdings Count | Holding	1,133
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,766,072,680
Total number of portfolio holdings	1,133
Portfolio turnover for the reporting period	90%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	35%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	49.1%
Credit Risk	2.2%
Short
Interest Rate Risk	41.7%
Credit Risk	4.0%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	39.0%
Corporate Bonds & Notes	20.4%
Residential Mortgage-Backed Securities - Non-Agency	15.0%
Asset-Backed Securities - Non-Agency	11.9%
Money Market Funds	8.5%
Senior Loans	7.7%
Foreign Government Obligations	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.3%
Other	0.9%

C000055693
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Intermediate Bond Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$32	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[34]
AssetsNet	$ 2,766,072,680
Holdings Count | Holding	1,133
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,766,072,680
Total number of portfolio holdings	1,133
Portfolio turnover for the reporting period	90%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	35%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	49.1%
Credit Risk	2.2%
Short
Interest Rate Risk	41.7%
Credit Risk	4.0%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	39.0%
Corporate Bonds & Notes	20.4%
Residential Mortgage-Backed Securities - Non-Agency	15.0%
Asset-Backed Securities - Non-Agency	11.9%
Money Market Funds	8.5%
Senior Loans	7.7%
Foreign Government Obligations	5.6%
Commercial Mortgage-Backed Securities - Non-Agency	1.3%
Other	0.9%

C000098158
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[35]
AssetsNet	$ 2,632,642,845
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,632,642,845
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	2%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.5%
Financials	11.6%
Communication Services	9.6%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.8%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Other	1.8%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.4%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Material Fund Change [Text Block]
C000098159
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[36]
AssetsNet	$ 2,632,642,845
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,632,642,845
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	2%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.5%
Financials	11.6%
Communication Services	9.6%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.8%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Other	1.8%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.4%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Material Fund Change [Text Block]
C000055685
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Index Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[37]
AssetsNet	$ 2,632,642,845
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,632,642,845
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	2%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	37.5%
Financials	11.6%
Communication Services	9.6%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.8%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Other	1.8%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.4%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Material Fund Change [Text Block]
C000088763
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Overseas Core Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$40	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[38]
AssetsNet	$ 3,769,623,051
Holdings Count | Holding	163
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,769,623,051
Total number of portfolio holdings	163
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	22.9%
United States	12.4%
Netherlands	8.6%
France	6.8%
United Kingdom	6.0%
Canada	5.4%
Italy	3.4%
Greece	2.9%
Australia	2.8%
Denmark	2.4%
Other	26.3%

Equity Sector Allocation

Table Summary
Financials	21.0%
Industrials	15.4%
Information Technology	14.9%
Health Care	10.9%
Consumer Discretionary	8.5%
Consumer Staples	8.5%
Energy	7.7%
Materials	6.7%
Utilities	1.5%
Communication Services	1.4%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
AstraZeneca PLC	2.5%
ING Groep NV	2.5%
Shell PLC	2.2%
Primo Brands Corp., Class A	2.1%
Powszechna Kasa Oszczednosci Bank Polski SA	2.0%
ASM International NV	2.0%
iShares MSCI EAFE ETF	2.0%
Mitsubishi UFJ Financial Group, Inc.	2.0%
AXA SA	2.0%
National Bank of Greece SA	1.9%

Material Fund Change [Text Block]
C000088764
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Overseas Core Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$53	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[39]
AssetsNet	$ 3,769,623,051
Holdings Count | Holding	163
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,769,623,051
Total number of portfolio holdings	163
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	22.9%
United States	12.4%
Netherlands	8.6%
France	6.8%
United Kingdom	6.0%
Canada	5.4%
Italy	3.4%
Greece	2.9%
Australia	2.8%
Denmark	2.4%
Other	26.3%

Equity Sector Allocation

Table Summary
Financials	21.0%
Industrials	15.4%
Information Technology	14.9%
Health Care	10.9%
Consumer Discretionary	8.5%
Consumer Staples	8.5%
Energy	7.7%
Materials	6.7%
Utilities	1.5%
Communication Services	1.4%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
AstraZeneca PLC	2.5%
ING Groep NV	2.5%
Shell PLC	2.2%
Primo Brands Corp., Class A	2.1%
Powszechna Kasa Oszczednosci Bank Polski SA	2.0%
ASM International NV	2.0%
iShares MSCI EAFE ETF	2.0%
Mitsubishi UFJ Financial Group, Inc.	2.0%
AXA SA	2.0%
National Bank of Greece SA	1.9%

Material Fund Change [Text Block]
C000055680
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Overseas Core Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$47	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[40]
AssetsNet	$ 3,769,623,051
Holdings Count | Holding	163
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,769,623,051
Total number of portfolio holdings	163
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	22.9%
United States	12.4%
Netherlands	8.6%
France	6.8%
United Kingdom	6.0%
Canada	5.4%
Italy	3.4%
Greece	2.9%
Australia	2.8%
Denmark	2.4%
Other	26.3%

Equity Sector Allocation

Table Summary
Financials	21.0%
Industrials	15.4%
Information Technology	14.9%
Health Care	10.9%
Consumer Discretionary	8.5%
Consumer Staples	8.5%
Energy	7.7%
Materials	6.7%
Utilities	1.5%
Communication Services	1.4%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
AstraZeneca PLC	2.5%
ING Groep NV	2.5%
Shell PLC	2.2%
Primo Brands Corp., Class A	2.1%
Powszechna Kasa Oszczednosci Bank Polski SA	2.0%
ASM International NV	2.0%
iShares MSCI EAFE ETF	2.0%
Mitsubishi UFJ Financial Group, Inc.	2.0%
AXA SA	2.0%
National Bank of Greece SA	1.9%

Material Fund Change [Text Block]
C000088791
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Corporate Income Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Corporate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[41]
AssetsNet	$ 1,914,031,111
Holdings Count | Holding	201
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,914,031,111
Total number of portfolio holdings	201
Portfolio turnover for the reporting period	61%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.4%
U.S. Treasury Obligations	5.7%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
U.S. Treasury 5.000% 05/15/2045	2.4%
Goldman Sachs Group, Inc. (The) 5.425% 06/03/2037	2.2%
Bank of America Corp. 2.299% 07/21/2032	2.2%
L3Harris Technologies, Inc. 5.400% 01/15/2027	2.1%
U.S. Treasury 4.750% 02/15/2045	1.9%
T-Mobile US, Inc. 2.625% 02/15/2029	1.8%
Merck & Co., Inc. 5.200% 05/22/2036	1.6%
Morgan Stanley 5.296% 04/10/2037	1.5%
Principal Life Global Funding II 4.950% 11/27/2029	1.5%
JPMorgan Chase & Co. 4.622% 04/23/2032	1.4%

C000088792
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Corporate Income Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Corporate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$36	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[42]
AssetsNet	$ 1,914,031,111
Holdings Count | Holding	201
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,914,031,111
Total number of portfolio holdings	201
Portfolio turnover for the reporting period	61%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.4%
U.S. Treasury Obligations	5.7%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
U.S. Treasury 5.000% 05/15/2045	2.4%
Goldman Sachs Group, Inc. (The) 5.425% 06/03/2037	2.2%
Bank of America Corp. 2.299% 07/21/2032	2.2%
L3Harris Technologies, Inc. 5.400% 01/15/2027	2.1%
U.S. Treasury 4.750% 02/15/2045	1.9%
T-Mobile US, Inc. 2.625% 02/15/2029	1.8%
Merck & Co., Inc. 5.200% 05/22/2036	1.6%
Morgan Stanley 5.296% 04/10/2037	1.5%
Principal Life Global Funding II 4.950% 11/27/2029	1.5%
JPMorgan Chase & Co. 4.622% 04/23/2032	1.4%

C000055697
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Corporate Income Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Corporate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[43]
AssetsNet	$ 1,914,031,111
Holdings Count | Holding	201
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,914,031,111
Total number of portfolio holdings	201
Portfolio turnover for the reporting period	61%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	92.4%
U.S. Treasury Obligations	5.7%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
U.S. Treasury 5.000% 05/15/2045	2.4%
Goldman Sachs Group, Inc. (The) 5.425% 06/03/2037	2.2%
Bank of America Corp. 2.299% 07/21/2032	2.2%
L3Harris Technologies, Inc. 5.400% 01/15/2027	2.1%
U.S. Treasury 4.750% 02/15/2045	1.9%
T-Mobile US, Inc. 2.625% 02/15/2029	1.8%
Merck & Co., Inc. 5.200% 05/22/2036	1.6%
Morgan Stanley 5.296% 04/10/2037	1.5%
Principal Life Global Funding II 4.950% 11/27/2029	1.5%
JPMorgan Chase & Co. 4.622% 04/23/2032	1.4%

C000088767
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$37	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[44]
AssetsNet	$ 2,461,588,291
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,461,588,291
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.5%
Information Technology	17.8%
Industrials	12.8%
Health Care	12.5%
Energy	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.5%
Communication Services	4.3%
Utilities	3.0%
Other	2.7%

Asset Categories

Table Summary
Common Stocks	99.4%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Micron Technology, Inc.	3.5%
Constellation Brands, Inc., Class A	3.4%
Salesforce, Inc.	3.2%
CVS Health Corp.	3.2%
PG&E Corp.	2.9%
Corning, Inc.	2.9%
Lowe's Companies, Inc.	2.9%
Freeport-McMoRan, Inc.	2.8%
Morgan Stanley	2.8%
Boeing Co. (The)	2.8%

Material Fund Change [Text Block]
C000088768
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$50	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[45]
AssetsNet	$ 2,461,588,291
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,461,588,291
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.5%
Information Technology	17.8%
Industrials	12.8%
Health Care	12.5%
Energy	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.5%
Communication Services	4.3%
Utilities	3.0%
Other	2.7%

Asset Categories

Table Summary
Common Stocks	99.4%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Micron Technology, Inc.	3.5%
Constellation Brands, Inc., Class A	3.4%
Salesforce, Inc.	3.2%
CVS Health Corp.	3.2%
PG&E Corp.	2.9%
Corning, Inc.	2.9%
Lowe's Companies, Inc.	2.9%
Freeport-McMoRan, Inc.	2.8%
Morgan Stanley	2.8%
Boeing Co. (The)	2.8%

Material Fund Change [Text Block]
C000055682
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Value Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$43	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[46]
AssetsNet	$ 2,461,588,291
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,461,588,291
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	25%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	18.5%
Information Technology	17.8%
Industrials	12.8%
Health Care	12.5%
Energy	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.5%
Communication Services	4.3%
Utilities	3.0%
Other	2.7%

Asset Categories

Table Summary
Common Stocks	99.4%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Micron Technology, Inc.	3.5%
Constellation Brands, Inc., Class A	3.4%
Salesforce, Inc.	3.2%
CVS Health Corp.	3.2%
PG&E Corp.	2.9%
Corning, Inc.	2.9%
Lowe's Companies, Inc.	2.9%
Freeport-McMoRan, Inc.	2.8%
Morgan Stanley	2.8%
Boeing Co. (The)	2.8%

Material Fund Change [Text Block]
C000088769
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$45	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%	[47]
AssetsNet	$ 544,587,353
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$544,587,353
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	130%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	28.2%
Industrials	20.4%
Consumer Discretionary	17.3%
Health Care	11.0%
Communication Services	8.8%
Energy	3.9%
Financials	2.7%
Utilities	2.7%
Materials	1.8%
Consumer Staples	1.7%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Take-Two Interactive Software, Inc.	4.2%
Snowflake, Inc., Class A	3.2%
Datadog, Inc., Class A	3.0%
Howmet Aerospace, Inc.	3.0%
Lattice Semiconductor Corp.	2.7%
Bloom Energy Corp., Class A	2.6%
Kioxia Holdings Corp.	2.6%
SharkNinja, Inc.	2.5%
Axon Enterprise, Inc.	2.1%
Targa Resources Corp.	2.1%

Material Fund Change [Text Block]
C000088770
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$59	1.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%	[48]
AssetsNet	$ 544,587,353
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$544,587,353
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	130%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	28.2%
Industrials	20.4%
Consumer Discretionary	17.3%
Health Care	11.0%
Communication Services	8.8%
Energy	3.9%
Financials	2.7%
Utilities	2.7%
Materials	1.8%
Consumer Staples	1.7%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Take-Two Interactive Software, Inc.	4.2%
Snowflake, Inc., Class A	3.2%
Datadog, Inc., Class A	3.0%
Howmet Aerospace, Inc.	3.0%
Lattice Semiconductor Corp.	2.7%
Bloom Energy Corp., Class A	2.6%
Kioxia Holdings Corp.	2.6%
SharkNinja, Inc.	2.5%
Axon Enterprise, Inc.	2.1%
Targa Resources Corp.	2.1%

Material Fund Change [Text Block]
C000055683
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Growth Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$52	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.94%	[49]
AssetsNet	$ 544,587,353
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$544,587,353
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	130%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	28.2%
Industrials	20.4%
Consumer Discretionary	17.3%
Health Care	11.0%
Communication Services	8.8%
Energy	3.9%
Financials	2.7%
Utilities	2.7%
Materials	1.8%
Consumer Staples	1.7%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Take-Two Interactive Software, Inc.	4.2%
Snowflake, Inc., Class A	3.2%
Datadog, Inc., Class A	3.0%
Howmet Aerospace, Inc.	3.0%
Lattice Semiconductor Corp.	2.7%
Bloom Energy Corp., Class A	2.6%
Kioxia Holdings Corp.	2.6%
SharkNinja, Inc.	2.5%
Axon Enterprise, Inc.	2.1%
Targa Resources Corp.	2.1%

Material Fund Change [Text Block]
C000088771
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$46	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.82%	[50]
AssetsNet	$ 289,121,788
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$289,121,788
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	11%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	16.6%
Industrials	16.4%
Information Technology	12.2%
Consumer Discretionary	9.2%
Real Estate	8.2%
Health Care	8.0%
Utilities	7.3%
Energy	5.9%
Consumer Staples	5.4%
Materials	5.4%
Other	4.3%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Marathon Petroleum Corp.	3.5%
Entergy Corp.	2.9%
ITT, Inc.	2.8%
AMETEK, Inc.	2.7%
Ameren Corp.	2.6%
Popular, Inc.	2.5%
Voya Financial, Inc.	2.5%
Welltower, Inc.	2.5%
Southwest Airlines Co.	2.4%
U.S. Foods Holding Corp.	2.4%

Material Fund Change [Text Block]
C000088772
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$59	1.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%	[51]
AssetsNet	$ 289,121,788
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$289,121,788
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	11%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	16.6%
Industrials	16.4%
Information Technology	12.2%
Consumer Discretionary	9.2%
Real Estate	8.2%
Health Care	8.0%
Utilities	7.3%
Energy	5.9%
Consumer Staples	5.4%
Materials	5.4%
Other	4.3%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Marathon Petroleum Corp.	3.5%
Entergy Corp.	2.9%
ITT, Inc.	2.8%
AMETEK, Inc.	2.7%
Ameren Corp.	2.6%
Popular, Inc.	2.5%
Voya Financial, Inc.	2.5%
Welltower, Inc.	2.5%
Southwest Airlines Co.	2.4%
U.S. Foods Holding Corp.	2.4%

Material Fund Change [Text Block]
C000055684
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Value Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$52	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.94%	[52]
AssetsNet	$ 289,121,788
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$289,121,788
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	11%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	16.6%
Industrials	16.4%
Information Technology	12.2%
Consumer Discretionary	9.2%
Real Estate	8.2%
Health Care	8.0%
Utilities	7.3%
Energy	5.9%
Consumer Staples	5.4%
Materials	5.4%
Other	4.3%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Marathon Petroleum Corp.	3.5%
Entergy Corp.	2.9%
ITT, Inc.	2.8%
AMETEK, Inc.	2.7%
Ameren Corp.	2.6%
Popular, Inc.	2.5%
Voya Financial, Inc.	2.5%
Welltower, Inc.	2.5%
Southwest Airlines Co.	2.4%
U.S. Foods Holding Corp.	2.4%

Material Fund Change [Text Block]
C000087828
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Short Corporate Income Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Short Corporate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$20	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[53]
AssetsNet	$ 323,765,805
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$323,765,805
Total number of portfolio holdings	102
Portfolio turnover for the reporting period	64%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	88.1%
Money Market Funds	6.7%
U.S. Treasury Obligations	4.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	3.3%
Principal Life Global Funding II 4.950% 11/27/2029	3.0%
Colorado Interstate Gas Co. LLC/Issuing Corp. 4.150% 08/15/2026	2.9%
Goldman Sachs Group, Inc. (The) 4.972% 06/03/2032	2.7%
U.S. Treasury 4.000% 06/30/2028	2.6%
Bacardi-Martini BV 5.550% 02/01/2030	2.5%
Bank of America Corp. 1.922% 10/24/2031	2.4%
HSBC Holdings PLC 4.675% 03/10/2032	2.2%
Diageo Capital PLC 5.375% 10/05/2026	2.1%
Morgan Stanley 4.809% 04/16/2032	2.0%

C000087829
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Short Corporate Income Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Short Corporate Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$33	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[54]
AssetsNet	$ 323,765,805
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$323,765,805
Total number of portfolio holdings	102
Portfolio turnover for the reporting period	64%

Holdings [Text Block]	Asset Categories
Table Summary
Corporate Bonds & Notes	88.1%
Money Market Funds	6.7%
U.S. Treasury Obligations	4.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JPMorgan Chase & Co. 4.622% 04/23/2032	3.3%
Principal Life Global Funding II 4.950% 11/27/2029	3.0%
Colorado Interstate Gas Co. LLC/Issuing Corp. 4.150% 08/15/2026	2.9%
Goldman Sachs Group, Inc. (The) 4.972% 06/03/2032	2.7%
U.S. Treasury 4.000% 06/30/2028	2.6%
Bacardi-Martini BV 5.550% 02/01/2030	2.5%
Bank of America Corp. 1.922% 10/24/2031	2.4%
HSBC Holdings PLC 4.675% 03/10/2032	2.2%
Diageo Capital PLC 5.375% 10/05/2026	2.1%
Morgan Stanley 4.809% 04/16/2032	2.0%

C000088779
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Small Cap Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$48	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.85%	[55]
AssetsNet	$ 132,023,170
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$132,023,170
Total number of portfolio holdings	58
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	27.8%
Industrials	17.2%
Information Technology	11.3%
Health Care	10.5%
Consumer Discretionary	8.8%
Real Estate	7.3%
Energy	5.8%
Consumer Staples	3.7%
Materials	3.7%
Utilities	2.8%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Viavi Solutions, Inc.	3.5%
Extreme Networks, Inc.	3.4%
Popular, Inc.	3.4%
Outfront Media, Inc.	3.1%
Axos Financial, Inc.	3.1%
Kulicke & Soffa Industries, Inc.	3.0%
ATI, Inc.	2.9%
Portland General Electric Co.	2.8%
Knight-Swift Transportation Holdings, Inc.	2.6%
Kontoor Brands, Inc.	2.6%

Material Fund Change [Text Block]
C000088780
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Small Cap Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$62	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.10%	[56]
AssetsNet	$ 132,023,170
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$132,023,170
Total number of portfolio holdings	58
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	27.8%
Industrials	17.2%
Information Technology	11.3%
Health Care	10.5%
Consumer Discretionary	8.8%
Real Estate	7.3%
Energy	5.8%
Consumer Staples	3.7%
Materials	3.7%
Utilities	2.8%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Viavi Solutions, Inc.	3.5%
Extreme Networks, Inc.	3.4%
Popular, Inc.	3.4%
Outfront Media, Inc.	3.1%
Axos Financial, Inc.	3.1%
Kulicke & Soffa Industries, Inc.	3.0%
ATI, Inc.	2.9%
Portland General Electric Co.	2.8%
Knight-Swift Transportation Holdings, Inc.	2.6%
Kontoor Brands, Inc.	2.6%

Material Fund Change [Text Block]
C000055689
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Small Cap Value Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$55	0.97%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.97%	[57]
AssetsNet	$ 132,023,170
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$132,023,170
Total number of portfolio holdings	58
Portfolio turnover for the reporting period	13%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	27.8%
Industrials	17.2%
Information Technology	11.3%
Health Care	10.5%
Consumer Discretionary	8.8%
Real Estate	7.3%
Energy	5.8%
Consumer Staples	3.7%
Materials	3.7%
Utilities	2.8%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Viavi Solutions, Inc.	3.5%
Extreme Networks, Inc.	3.4%
Popular, Inc.	3.4%
Outfront Media, Inc.	3.1%
Axos Financial, Inc.	3.1%
Kulicke & Soffa Industries, Inc.	3.0%
ATI, Inc.	2.9%
Portland General Electric Co.	2.8%
Knight-Swift Transportation Holdings, Inc.	2.6%
Kontoor Brands, Inc.	2.6%

Material Fund Change [Text Block]
C000097668
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Seligman Global Technology Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$59	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.93%	[58]
AssetsNet	$ 563,412,330
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$563,412,330
Total number of portfolio holdings	75
Portfolio turnover for the reporting period	36%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.3%
Semiconductor Materials & Equipment	12.2%
Technology Hardware, Storage & Peripherals	9.3%
Systems Software	9.3%
Application Software	6.2%
Communications Equipment	3.7%
Internet Services & Infrastructure	2.6%
Electronic Equipment & Instruments	1.9%
Electronic Components	1.5%

Equity Sector Allocation

Table Summary
Information Technology	68.1%
Industrials	12.9%
Communication Services	9.7%
Financials	4.0%
Consumer Discretionary	2.5%
Utilities	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.7%
Lam Research Corp.	7.3%
Broadcom, Inc.	4.6%
Marvell Technology, Inc.	4.3%
NVIDIA Corp.	4.1%
Alphabet, Inc., Class A	3.5%
Western Digital Corp.	3.4%
Applied Materials, Inc.	3.0%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Material Fund Change [Text Block]
C000097669
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Seligman Global Technology Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$75	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.18%	[59]
AssetsNet	$ 563,412,330
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$563,412,330
Total number of portfolio holdings	75
Portfolio turnover for the reporting period	36%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.3%
Semiconductor Materials & Equipment	12.2%
Technology Hardware, Storage & Peripherals	9.3%
Systems Software	9.3%
Application Software	6.2%
Communications Equipment	3.7%
Internet Services & Infrastructure	2.6%
Electronic Equipment & Instruments	1.9%
Electronic Components	1.5%

Equity Sector Allocation

Table Summary
Information Technology	68.1%
Industrials	12.9%
Communication Services	9.7%
Financials	4.0%
Consumer Discretionary	2.5%
Utilities	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	10.7%
Lam Research Corp.	7.3%
Broadcom, Inc.	4.6%
Marvell Technology, Inc.	4.3%
NVIDIA Corp.	4.1%
Alphabet, Inc., Class A	3.5%
Western Digital Corp.	3.4%
Applied Materials, Inc.	3.0%
Apple, Inc.	2.9%
Microsoft Corp.	2.5%

Material Fund Change [Text Block]
C000088777
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – U.S. Government Mortgage Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[60]
AssetsNet	$ 1,359,492,119
Holdings Count | Holding	350
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,359,492,119
Total number of portfolio holdings	350
Portfolio turnover for the reporting period	164%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	8%

Holdings [Text Block]

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	105.6%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Asset-Backed Securities - Non-Agency	7.6%
Money Market Funds	3.2%
Commercial Mortgage-Backed Securities - Non-Agency	2.8%
Commercial Mortgage-Backed Securities - Agency	2.0%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 3.500% 07/13/2056	5.3%
Government National Mortgage Association TBA 4.500% 07/20/2056	5.3%
Uniform Mortgage-Backed Security TBA 4.000% 07/13/2056	5.2%
Uniform Mortgage-Backed Security TBA 5.000% 07/13/2056	4.4%
Uniform Mortgage-Backed Security TBA 5.500% 07/13/2056	3.5%
Government National Mortgage Association TBA 4.000% 07/20/2056	2.7%
Uniform Mortgage-Backed Security TBA 6.000% 07/13/2056	1.7%
Federal National Mortgage Association 3.130% 03/25/2028	1.5%
Federal National Mortgage Association 2.000% 03/01/2052	1.3%
Federal National Mortgage Association 5.000% 11/01/2054	1.3%

C000088778
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – U.S. Government Mortgage Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[61]
AssetsNet	$ 1,359,492,119
Holdings Count | Holding	350
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,359,492,119
Total number of portfolio holdings	350
Portfolio turnover for the reporting period	164%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	8%

Holdings [Text Block]

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	105.6%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Asset-Backed Securities - Non-Agency	7.6%
Money Market Funds	3.2%
Commercial Mortgage-Backed Securities - Non-Agency	2.8%
Commercial Mortgage-Backed Securities - Agency	2.0%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 3.500% 07/13/2056	5.3%
Government National Mortgage Association TBA 4.500% 07/20/2056	5.3%
Uniform Mortgage-Backed Security TBA 4.000% 07/13/2056	5.2%
Uniform Mortgage-Backed Security TBA 5.000% 07/13/2056	4.4%
Uniform Mortgage-Backed Security TBA 5.500% 07/13/2056	3.5%
Government National Mortgage Association TBA 4.000% 07/20/2056	2.7%
Uniform Mortgage-Backed Security TBA 6.000% 07/13/2056	1.7%
Federal National Mortgage Association 3.130% 03/25/2028	1.5%
Federal National Mortgage Association 2.000% 03/01/2052	1.3%
Federal National Mortgage Association 5.000% 11/01/2054	1.3%

C000055688
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – U.S. Government Mortgage Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$29	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[62]
AssetsNet	$ 1,359,492,119
Holdings Count | Holding	350
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,359,492,119
Total number of portfolio holdings	350
Portfolio turnover for the reporting period	164%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	8%

Holdings [Text Block]

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	105.6%
Residential Mortgage-Backed Securities - Non-Agency	8.2%
Asset-Backed Securities - Non-Agency	7.6%
Money Market Funds	3.2%
Commercial Mortgage-Backed Securities - Non-Agency	2.8%
Commercial Mortgage-Backed Securities - Agency	2.0%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Uniform Mortgage-Backed Security TBA 3.500% 07/13/2056	5.3%
Government National Mortgage Association TBA 4.500% 07/20/2056	5.3%
Uniform Mortgage-Backed Security TBA 4.000% 07/13/2056	5.2%
Uniform Mortgage-Backed Security TBA 5.000% 07/13/2056	4.4%
Uniform Mortgage-Backed Security TBA 5.500% 07/13/2056	3.5%
Government National Mortgage Association TBA 4.000% 07/20/2056	2.7%
Uniform Mortgage-Backed Security TBA 6.000% 07/13/2056	1.7%
Federal National Mortgage Association 3.130% 03/25/2028	1.5%
Federal National Mortgage Association 2.000% 03/01/2052	1.3%
Federal National Mortgage Association 5.000% 11/01/2054	1.3%

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